Business Acquisitions CVSR (Details) - CVSR [Member] - USD ($)	Sep. 02, 2016	Sep. 01, 2016	Aug. 31, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		51.00%
Payments to Acquire Businesses, Gross	$ 79,000,000
Indemnity Receivable			$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000
Subsequent Event [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		51.00%
Payments to Acquire Businesses, Gross	$ 79,000,000
Indemnity Receivable		$ 68,000,000.00